Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes	10. Income Taxes The Company accounts for income taxes under FASB Accounting Standard Codification ASC 740, Income Taxes. ASC 740 requires use of the liability method. ASC 740 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized. Income tax expense (benefit) attributable to income from continuing operations differed from the amounts computed by applying the U.S. Federal income tax of 21% to pretax income from continuing operations as a result of the following: December 31, 2021 2020 Provision (benefit) at statutory rate $(816,000) $(305,000)Permanent differences - 1,000 Temporary differences 206,000 79,000 Change in valuation allowance 610,000 225,000 The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020, are presented below: December 31, 2021 2020 Deferred tax assets: Net operating loss carryforward $4,357,000 $4,328,270 Other assets 248,000 217,000 Deferred tax assets 4,605,000 4,545,270 Deferred tax liabilities: - - Net deferred tax assets 4,605,000 4,545,270 Valuation allowance (4,605,000) (4,545,270) At December 31, 2021, we estimate net operating loss carryforwards of approximately $20,747,517 for federal income tax purposes expiring in 2022 through 2041. The ability of the Company to utilize these carryforwards may be difficult and directly dependent upon many factors outside of our control, including, but not limited to, changes in the legal and regulatory framework and the operational and corporate structure of the Company and shareholders, or sales or transfers of stock by or among shareholders. For example, when the Company has experienced a change of control as defined in the relevant provisions of the Internal Revenue Code of 1986, as amended, the use of any existing tax attributes would be severely limited. Also, obtaining value from the tax attributes is a function our return to profitable operations and the timeframe of that return. While we believe it is possible, there is no assurance that the Company will return to profitability in the future. As of December 31, 2021, the Company had open tax years of 2020, 2019 and 2018 which are subject to examination by tax authorities.